INVENTORIES - Summary of the impact of inventory classification for the previous year reported inventory balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Finished goods	$ 12,460	$ 9,853
Work in progress	29,553	16,911
Raw materials	313	546
Total current inventories	$ 42,326	27,310
2021 as previously reported
Disclosure of inventories [Line Items]
Finished goods		13,560
Work in progress		9,606
Raw materials		4,144
Total current inventories		27,310
Adjustment
Disclosure of inventories [Line Items]
Finished goods		(3,707)
Work in progress		7,305
Raw materials		(3,598)
Total current inventories		$ 0